Financial risk management - Maturity analysis for derivatives parenthetical (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Guarantees [Member]
Statement [Line Items]
Off-balance, undiscounted cash flows	₩ 11,346,421	₩ 10,799,393
Non Financial Guarantees [Member]
Statement [Line Items]
Off-balance, undiscounted cash flows	11,346,421	10,799,393
Carrying value
Statement [Line Items]
Demand deposit accounts	₩ 172,107,724	₩ 148,725,197